PROPERTY, PLANT AND EQUIPMENT, NET (Details)	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 15,224,122,927				¥ 12,899,352,492
Less: Accumulated depreciation	(3,968,429,679)				(3,497,199,736)
Subtotal	11,255,693,248				9,402,152,756
Construction in progress	463,208,430				806,051,793
Net Value	11,718,901,678			$ 1,726,007,670	10,208,204,549
Depreciation of property, plant and equipment	829,024,579	$ 122,102,124	¥ 495,527,422
Receivables Related To Disposal Of Property, Plant And Equipment	252,017,429		219,113,064
Gain (Loss) on Disposition of Property Plant Equipment	(198,102,332)	$ (29,177,320)	(50,992,923)
Property, plant and equipment impairment	0		¥ 0
Pledged property, plant and equipment	2,658,989,941				2,158,435,628
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,225,328,131				3,567,558,224
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	10,292,909,248				8,785,627,088
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	66,319,517				45,116,481
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 639,566,031				¥ 501,050,699